Income Taxes (Details) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 8,700	$ 6,900	$ 3,900
Unrecognized Tax Benefits	7,518	4,883
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		206	2,924
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	1,845	2,429	1,959
Unrecognized Tax Benefits	9,207	7,518	$ 4,883
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(156)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	200	300
Decrease in Unrecognized Tax Benefits is Reasonably Possible	600
Inventories	1,228	1,869
Accrued liabilities	12,491	307
Transaction costs		1,085
Stock-based compensation	1,378	1,024
Capitalized debt	237	301
Long-term incentive plan	834	746
Research and development		41
State net operating loss carryforwards	2,152	2,072
Foreign net operating loss carryforwards	254
State tax credits	1,826	325
Federal benefit related to uncertain tax positions	2,697
Other	518	322
Deferred tax assets, gross	23,615	8,092
Valuation allowance	(782)	0
Total deferred tax assets, net	22,833	8,092
Property, plant, and equipment	(20,441)	(18,176)
Prepaids	(696)
Bond premiums	(1,057)	(1,348)
Total deferred tax liabilities	(22,194)	(19,524)
Net deferred tax assets	$ 639
Net deferred tax liabilities		$ (11,432)